SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

By assessing the qualitative and quantitative criteria established by ASC Topic 280, “Segment Reporting”, the Company considers itself to be operating in two reportable segments which comprise of marketing services and social commerce. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources.

The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

The following tables present the results of operations and the financial position of the Company’s operating segments as of and during the six months ended June 30, 2025 and 2024:

Results of Operations

For the six months ended June 30, 2025

	Marketing services	Social commerce	Other	Total

Revenue, net	$3,259,037	$—	$—	$3,259,037
Cost of revenues	(2,374,817)	—	—	(2,374,817)
Marketing expenses	(87,390)	—	(869,947)	(957,337)
General and administrative expenses	(985,957)	—	(3,155,801)	(4,141,758)
Other expenses	(57,418)	—	(172,226)	(229,644)

Loss before income taxes	(246,545)	—	(4,197,974)	(4,444,519)
Provision for income taxes	—	—	—	—

Net loss	$(246,545)	$—	$(4,197,974)	$(4,444,519)

Financial Position

As of June 30, 2025

	Marketing services	Social commerce	Other	Total

Current assets	$2,726,284	$—	$6,369,944	$9,096,228
Non-current assets	2,438,834	—	1,712,124	4,150,958
Total assets	5,165,118	—	8,082,068	13,247,186

Current liabilities	(3,018,708)	—	(2,354,568)	(5,373,276)
Non-current liabilities	(198,907)	—	—	(198,907)
Total liabilities	(3,217,615)	—	(2,354,568)	(5,572,183)

Net assets	$1,947,503	$—	$5,727,500	$7,675,003

Results of Operations

For the six months ended June 30, 2024

	Marketing services	Social commerce	Other	Total

Revenue	$3,895,582	$128,411	$—	$4,023,993
Cost of revenues	(2,858,033)	(553,356)	—	(3,411,389)
Marketing expenses	(82,601)	—	(124,422)	(207,023)
General and administrative expenses	(1,052,595)	—	(2,326,168)	(3,378,763)
Other expenses, net	(83,814)	—	(281,477)	(365,291)

Loss before income taxes	(181,461)	(424,945)	(2,732,067)	(3,338,473)
Provision for income taxes	—	—	—	—

Net loss	$(181,461)	$(424,945)	$(2,732,067)	$(3,338,473)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Other	Total

Current assets	$2,531,282	$—	$2,233,261	$4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	$1,259,908	$—	$20,010	$1,279,918

Geographical information

	Six months ended June 30,
Revenue from external customers as of	2025	2024
HK SAR	$1,730,032	$2,814,212
Taiwan	1,529,005	1,209,781
	$3,259,037	$4,023,993

The revenue information above is based on the locations where the revenue originated.

All the Company’s long-lived assets, which consist of plant and equipment, net and operating leases right-of-use assets, are located in Taiwan. Hence, no analysis by geographical area of long-lived asset information is provided.